Rafferty Asset Management, LLC

1301 Avenue of the Americas (6th Avenue)

35th Floor

New York, NY  10019

January 2, 2015

VIA EDGAR

United States Securities and Exchange Commission

Division of Investment Management

100 F. Street, N.E.

Washington, D.C. 20549-1004

Re:                           Direxion Funds (the “Trust”)

File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of the Prospectuses and Statements of Additional Information for the funds listed below under Appendix A, that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated December 29, 2014, filed electronically as Post-Effective Amendment No. 153 to the Trust’s Registration Statement on Form N-1A on December 23, 2014 and effective on December 29, 2014.

If you have any questions concerning the foregoing, please contact Angela Brickl of Rafferty Asset Management, LLC at (646) 572-3463 or Eric S. Purple of K&L Gates LLP at (202) 778-9220.

Sincerely,

/s/Angela Brickl

Angela Brickl
Chief Compliance Officer
Rafferty Asset Management, LLC

APPENDIX A

BULL FUNDS	BEAR FUNDS

Direxion Monthly S&P 500® Bull 2X Fund (DXSLX)	Direxion Monthly S&P 500® Bear 2X Fund (DXSSX)

Direxion Monthly NASDAQ-100® Bull 2X Fund (DXQLX)

Direxion Monthly Small Cap Bull 2X Fund (DXRLX)	Direxion Monthly Small Cap Bear 2X Fund (DXRSX)

Direxion Monthly Emerging Markets Bull 2X Fund (DXELX)

Direxion Monthly Latin America Bull 2X Fund (DXZLX)

Direxion Monthly China Bull 2X Fund (DXHLX)

Direxion Monthly Natural Resources Bull 2X Fund (DXCLX) (formerly Direxion Monthly Commodity Bull 2X Fund)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund (DXKLX) (formerly Direxion Monthly 10 Year Note Bull 2X Fund)	Direxion Monthly 7-10 Year Treasury Bear 2X Fund (DXKSX) (formerly Direxion Monthly 10 Year Note Bear 2X Fund)

and the Direxion Dynamic HY Bond Fund.

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